Commitments And Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

NOTE 9 - COMMITMENTS AND CONTINGENCIES

Operating Leases

Certain of our real properties and equipment are operated under lease agreements. Rental expense under operating leases was as follows:

	(Unaudited)		(Unaudited)
	Three Months Ended June 30		Six Months Ended June 30
	2013	2012	2013	2012
Rent expense	$2,119,348	$2,625,645	$4,167,722	$5,389,482
Less: Sublease income	(498,763)	(555,780)	(995,536)	(1,140,812)
Total rent expense, net	$1,620,585	$2,069,865	$3,172,186	$4,248,670

Annual minimum payments under operating leases are as follows:

As of June 30,	Minimum Lease Payment	Sublease Income	Net Minimum Lease Payment
2014	$8,604,663	1,121,262	7,483,401
2015	8,601,664	4,166	8,597,498
2016	8,505,244	-	8,505,244
2017	8,304,125	-	8,304,125
2018	8,101,014	-	8,101,014
Thereafter	74,502,454	-	74,502,454

Total	$116,619,164	1,125,428	115,493,736

NOTE 15 - COMMITMENTS AND CONTINGENCIES

Operating Leases

Certain of our real properties and equipment are operated under lease agreements. Rental expense under operating leases was as follows:

Years Ended December 31,	2012	2011

Rent expense	$9,846,142	$9,857,879
Less: Sublease income	2,135,839	1,983,347

Total rent expense, net	$7,710,303	$7,874,532

Annual minimum payments under operating leases are as follows:

Years Ended December 31,	Minimum Lease Payment	Sublease Income	Net Minimum Lease Payment

2013	$8,430,420	$1,098,557	7,331,863
2014	8,427,482	4,082	8,423,400
2015	8,333,014	-	8,333,014
2016	8,135,968	-	8,135,968
2017	7,936,970	-	7,936,970
Thereafter	72,993,791	-	72,993,791

Total	$114,257,645	$1,102,639	$113,155,006